Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

VIA EDGAR

August 7, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filing Desk

Re.:	Great-West Life & Annuity Insurance Company ("Depositor")
FutureFunds Series Account ("Registrant")
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
File Nos. 811-03972; 333-158546

Commissioners:

Registrant and GWFS Equities, Inc. (“Underwriter”), as principal underwriter of the variable annuity contracts that are the subject to the above-referenced Registration Statement, each hereby requests, pursuant to Rule 461 under the Securities Act of 1933, that the Commission declare the Registration Statement effective on August 14, 2009, or as soon prior to or thereafter as practicable.

To our knowledge, no distribution of copies of the Registration Statement or the prospectus included therein has been made to prospective investors. Distributions thereof have been made only for purposes of internal use by Registrant and for regulatory filings.

Registrant and Underwriter each submits that this request satisfies the standards of Rule 461 and is consistent with the public interest and the protection of investors.

Very truly yours,

FutureFunds Series Account		GWFS Equities, Inc.

By:	/s/ Christopher H. Cumming	By:	/s/ Charles P. Nelson
	Christopher H. Cumming		Charles P. Nelson
	Senior Vice President		President

cc:	Patrick F. Scott, Esq.
Securities and Exchange Commission